BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—112.2%
COMMON STOCKS—100.3%
Basic Industries—3.0%
BHP Billiton Ltd. - SP ADR(a)Ɨ#	18,578		$957,325
Corteva, Inc.	46,223		1,202,723
Freeport-McMoRan, Inc.Ɨ	85,978		978,430
LyondellBasell Industries NV, Class A	11,917		1,102,799
Nutrien Ltd.	23,855		1,131,204
Rio Tinto PLC - SP ADRƗ	23,334		1,273,103
			6,645,584
Capital Goods—6.1%
Argan, Inc.(a)	33,651		1,232,973
CECO Environmental Corp.*(a)Ɨ	136,621		1,075,207
China Yuchai International Ltd.	60,476		813,402
Colfax Corp.*(a)	34,707		1,169,626
DMC Global, Inc.(a)	16,792		773,943
Graham Corp.Ɨ	54,783		1,163,591
Hexcel Corp.(a)	14,999		1,194,371
KBR, Inc.Ɨ	77,306		2,301,400
Quanta Services, Inc.	46,719		1,945,379
Safran SA - ADRƗ	46,562		1,902,523
			13,572,415
Communications—4.3%
Comcast Corp., Class AƗ	108,687		4,798,531
Discovery, Inc., Class C*	71,696		2,188,162
Naspers Ltd. - SP ADR	41,323		1,177,292
Verizon Communications, Inc.	25,176		1,516,602
			9,680,587
Consumer Non-Durables—2.7%
Coca-Cola European Partners PLC	24,805		1,251,660
Huami Corp. - ADR*	92,752		1,045,315
Philip Morris International, Inc.	24,392		2,022,829
Skechers U.S.A., Inc., Class A*	42,340		1,702,915
			6,022,719
Consumer Services—14.3%
Alibaba Group Holding Ltd. - SP ADR*	13,635		2,727,000
Aramark	37,879		1,653,039
ASGN, Inc.*(a)	23,835		1,597,183
Barrett Business Services, Inc.Ɨ	11,746		1,037,877
CarMax, Inc.*(a)	9,511		925,040
Carter's, Inc.	16,801		1,735,711
CDK Global, Inc.(a)	39,536		2,117,153
FleetCor Technologies, Inc.*	5,743		1,762,642
Fox Corp., Class B	81,843		2,862,868
Hackett Group Inc., (The)	59,632		914,159
IAA, Inc.*	22,107		1,002,110
IHS Markit Ltd.*	17,466		1,268,905
International Game Technology PLC(a)Ɨ	122,907		1,825,169
JD.com, Inc. - ADR*	43,931		1,434,347
Las Vegas Sands Corp.Ɨ	26,814		1,682,578
Perficient, Inc.*	46,437		1,963,356
Tetra Tech, Inc.	13,172		1,162,956
Vectrus, Inc.*	30,588		1,558,153
Vipshop Holdings Ltd. - ADR*	62,633		800,450
Wyndham Destinations, Inc.Ɨ	42,924		2,081,814
			32,112,510
Energy—8.4%
Baker Hughes a GE Co.	49,328		1,105,934
Canadian Natural Resources Ltd.Ɨ	75,449		2,110,309
Chevron Corp.Ɨ	25,741		3,015,043
Marathon Petroleum Corp.	23,062		1,398,480
Mitcham Industries, Inc.*	28,220		61,237
Occidental Petroleum Corp.	22,146		854,171
Phillips 66Ɨ#	16,161		1,853,990
Royal Dutch Shell PLC, Class A - SP ADR	34,420		1,978,806
Schlumberger Ltd.Ɨ	33,789		1,223,162
Solaris Oilfield Infrastructure, Inc., Class A(a)	73,325		786,777
TOTAL SA - SP ADR	44,502		2,338,135
Valero Energy Corp.Ɨ	14,928		1,425,475
Viper Energy Partners LPƗ	25,335		600,946
			18,752,465
Finance—15.5%
AerCap Holdings NV*Ɨ	17,313		1,070,117
AMERCO(a)	3,363		1,218,146
American International Group, Inc.Ɨ	34,633		1,823,774
Arthur J Gallagher & Co.(a)	13,648		1,272,949
Banco Macro SA - ADR	32,603		842,788
Bank of America Corp.Ɨ#	95,884		3,194,855
Berkshire Hathaway, Inc., Class B*Ɨ#	15,455		3,404,736
Citigroup, Inc.Ɨ	67,835		5,095,765
Discover Financial ServicesƗ	27,260		2,313,556
E*TRADE Financial Corp.*Ɨ	21,660		959,538
FedNat Holding Co.Ɨ	93,766		1,398,051
Fortress Transportation & Infrastructure Investors LLC	57,429		1,034,296
Jefferies Financial Group, Inc.(a)	73,658		1,539,452
Lazard Ltd., Class A	28,731		1,110,166
Morgan StanleyƗ	58,200		2,879,736
Stifel Financial Corp.Ɨ	40,370		2,523,932
Umpqua Holdings Corp.Ɨ	62,383		1,021,210
Western Alliance Bancorp	37,445		1,953,131
			34,656,198
Health Care—16.3%
Akebia Therapeutics, Inc.*Ɨ	145,244		913,585
Alcon, Inc.*(a)	6,084		336,384
Anthem, Inc.Ɨ	9,245		2,668,662
BioSpecifics Technologies Corp.*	13,042		717,310
Centene Corp.*(a)	20,168		1,219,559
Cigna Corp.Ɨ	14,563		2,911,435
CVS Health Corp.Ɨ	32,427		2,440,780
Exelixis, Inc.*Ɨ	77,120		1,282,506
Hanger, Inc.*(a)	96,687		2,533,200
HCA Healthcare, Inc.Ɨ	17,108		2,372,195
Jazz Pharmaceuticals PLC*	12,677		1,915,748
Johnson & JohnsonƗ	34,277		4,712,745
Kala Pharmaceuticals, Inc.*(a)	85,506		356,560
Medtronic PLCƗ#	22,080		2,459,491
Novartis AG - SP ADRƗ	20,478		1,890,119
Pfizer, Inc.	70,353		2,709,998
Recro Pharma, Inc.*(a)	83,678		1,384,034
Syneos Health, Inc.*(a)	22,643		1,243,327
UnitedHealth Group, Inc.Ɨ	9,028		2,526,666
			36,594,304
Real Estate Investment Trusts—3.5%
Industrial Logistics Properties TrustƗ	94,025		2,034,701
Medical Properties Trust, Inc.(a)	55,757		1,157,515
Newmark Group, Inc., Class AƗ	191,324		2,496,778
Piedmont Office Realty Trust, Inc., Class A(a)	84,934		1,878,740
Wheeler Real Estate Investment Trust, Inc.*(a)	121,569		232,197
			7,799,931
Technology—22.4%
Akamai Technologies, Inc.*Ɨ	17,177		1,496,460
Baidu, Inc. - SP ADR*Ɨ	9,354		1,108,730
Booking Holdings, Inc.*(a)	1,071		2,039,216
CACI International, Inc., Class A*	8,895		2,128,751
Capgemini SE - ADR	64,439		1,521,791
CDW Corp.	10,354		1,398,308
Cerence, Inc.*	71,086		1,106,098
Cognizant Technology Solutions Corp., Class AƗ	25,108		1,609,674
Coherent, Inc.*(a)	7,175		1,082,420
Dolby Laboratories, Inc. Class AƗ	22,744		1,566,607
EchoStar Corp., Class A*(a)Ɨ	38,482		1,618,938
Euronet Worldwide, Inc.*	12,170		1,913,002
EVERTEC, Inc.Ɨ	60,671		1,966,954
Fabrinet*	28,065		1,697,652
Facebook, Inc., Class A*Ɨ	23,376		4,713,537
Fidelity National Information Services, Inc.	12,413		1,714,856
Fiserv, Inc.*Ɨ	9,298		1,080,800
Hollysys Automation Technologies, Ltd.	104,843		1,542,241
Insight Enterprises, Inc.*Ɨ	30,454		1,997,478
InterDigital Inc.	23,200		1,317,760
Momo, Inc. - SP ADR	27,421		1,026,368
Net 1 UEPS Technologies, Inc.*	214,168		749,588
Nuance Communications, Inc.*(a)	82,314		1,475,890
Open Text Corp.	32,554		1,418,703
Rubicon Project Inc., (The)*	224,773		1,816,166
Sabre Corp.Ɨ	49,415		1,108,378
Sensata Technologies Holding Plc*(a)	21,815		1,123,254
SYNNEX Corp.Ɨ	15,331		1,882,800
Telefonaktiebolaget LM Ericsson - SP ADR(a)	178,463		1,613,306
YY, Inc. - ADR*(a)	22,738		1,450,457
Zebra Technologies Corp., Class A*Ɨ	7,786		1,953,819
			50,240,002
Transportation—1.8%
Forward Air Corp.	15,518		1,086,726
Hub Group, Inc., Class A*	20,800		1,062,256
Overseas Shipholding Group, Inc., Class A*	296,072		518,126
Teekay LNG Partners LP	88,405		1,348,176
			4,015,284
Utilities—2.0%
Cheniere Energy, Inc.*	13,547		820,136
Enterprise Products Partners LP	51,260		1,349,163
MPLX LP	35,045		828,814
TerraForm Power, Inc., Class A	97,875		1,518,041
			4,516,154
TOTAL COMMON STOCKS
(Cost $167,069,132)			224,608,153
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
PURCHASED OPTIONS—0.0%
Put Purchased Options—0.0%
Fitbit, Inc.
Expiration:
05/15/2020,
Exercise Price:
5.00	1,812	1,261,152	16,308
iRhythm Technologies, Inc.
Expiration:
02/21/2020,
Exercise Price:
60.00	160	1,153,440	48,400
TOTAL PUT PURCHASED OPTIONS
(Cost $78,842)			64,708
TOTAL PURCHASED OPTIONS
(Cost $78,842)			64,708

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—11.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.81%(b)	26,667,467		26,667,467
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $26,667,467)			26,667,467
TOTAL LONG POSITIONS—112.2%
(Cost $193,815,441)			251,340,328
SECURITIES SOLD SHORT—(57.4%)
COMMON STOCKS—(57.4%)
Basic Industries—(3.1%)
Ball Corp.	(18,813)		(1,242,787)
CryoPort, Inc.*	(74,369)		(1,171,312)
MAG Silver Corp.*	(110,657)		(1,182,923)
Mountain Province Diamonds, Inc.*	(38,279)		(31,987)
Seabridge Gold, Inc.*	(89,639)		(1,163,514)
Tanzanian Gold Corp.*	(147,000)		(120,328)
Trex Co., Inc.*	(21,113)		(1,816,985)
Uranium Energy Corp.*	(358,290)		(316,370)
			(7,046,206)
Capital Goods—(4.6%)
AAON, Inc.	(34,352)		(1,695,958)
Applied Energetics, Inc.*	(333,673)		(82,617)
Axon Enterprise, Inc.*	(13,076)		(965,009)
Blue Bird Corp.*	(83,701)		(1,703,315)
DynaMotive Energy Systems Corp.*‡	(72,185)		(7)
Kornit Digital Ltd.*	(34,082)		(1,162,196)
Kratos Defense & Security Solutions, Inc.*	(41,612)		(751,513)
Lindsay Corp.	(10,952)		(988,089)
Proto Labs, Inc.*	(10,983)		(1,064,143)
SiteOne Landscape Supply, Inc.*	(18,502)		(1,642,238)
			(10,055,085)
Communications—(2.4%)
CTC Communications Group, Inc.*‡	(98,900)		0
Netflix, Inc.*	(15,054)		(4,736,892)
Vonage Holdings Corp.*	(88,860)		(702,882)
			(5,439,774)
Consumer Durables—(3.7%)
Brunswick Corp.	(28,945)		(1,701,098)
GoPro, Inc., Class A*	(281,043)		(1,135,414)
iRobot Corp.*	(14,146)		(616,200)
National Presto Industries, Inc.	(7,036)		(626,063)
Qsound Labs, Inc.*‡	(4,440)		0
Roku, Inc.*	(7,741)		(1,241,424)
Tesla Motors, Inc.*	(4,208)		(1,388,387)
Winnebago Industries, Inc.	(32,324)		(1,536,360)
			(8,244,946)
Consumer Non-Durables—(4.1%)
Amish Naturals, Inc.*‡	(25,959)		0
Beyond Meat, Inc.*	(4,971)		(412,394)
Boston Beer Co., Inc. Class A (The)*	(1,508)		(579,554)
Canada Goose Holdings, Inc.*	(16,755)		(639,203)
Freshpet, Inc.*	(32,145)		(1,727,472)
Johnson Outdoors, Inc., Class A	(15,272)		(986,571)
Lancaster Colony Corp.	(6,457)		(1,020,400)
Limoneira Co.	(57,209)		(1,129,592)
Marine Products Corp.	(26,361)		(398,842)
Primo Water Corp.*	(109,713)		(1,119,073)
Simply Good Foods Co. (The)*	(38,871)		(1,074,006)
Valence Technology, Inc.*‡	(27,585)		(3)
			(9,087,110)
Consumer Services—(8.1%)
Brink's Co. (The)	(13,070)		(1,215,510)
Carvana Co.*	(21,128)		(2,013,921)
Chuy's Holdings, Inc.*	(54,584)		(1,573,111)
Corporate Resource Services, Inc.*	(218,896)		(230)
Dave & Buster's Entertainment, Inc.	(27,972)		(1,123,915)
Domino's Pizza, Inc.	(6,325)		(1,861,447)
eXp World Holdings, Inc.*	(92,003)		(1,007,433)
Fiesta Restaurant Group, Inc.*	(54,475)		(539,302)
Five Below, Inc.*	(5,773)		(714,178)
GrubHub, Inc.*	(24,353)		(1,050,101)
Hibbett Sports, Inc.*	(38,856)		(1,102,345)
Lands' End, Inc.*	(77,661)		(914,847)
Noodles & Co.*	(160,946)		(1,013,960)
Papa John's International, Inc.	(23,705)		(1,500,052)
Shake Shack, Inc. Class A*	(13,997)		(867,534)
Sonic Automotive, Inc., Class A	(31,788)		(1,041,057)
Wayfair, Inc. Class A*	(8,192)		(695,665)
			(18,234,608)
Energy—0.0%
Beard Co.*	(9,710)		(13)
Finance—(3.6%)
Kinsale Capital Group, Inc.	(6,043)		(611,914)
KKR & Co, Inc., Class A	(33,236)		(980,130)
RLI Corp.	(13,529)		(1,236,145)
Siebert Financial Corp.	(68,111)		(724,701)
Trupanion, Inc.*	(57,743)		(1,967,881)
WillScot Corp.*	(98,994)		(1,758,133)
WisdomTree Investments, Inc.	(156,478)		(760,483)
			(8,039,387)
Health Care—(7.1%)
10X Genomics, Inc., Class A*	(12,309)		(798,731)
Align Technology, Inc.*	(9,411)		(2,610,047)
BellRing Brands, Inc., Class A*	(75,419)		(1,510,643)
BodyTel Scientific, Inc.*‡	(4,840)		0
CareView Communications, Inc.*	(190,048)		(2,851)
Corbus Pharmaceuticals Holdings, Inc.*	(65,460)		(307,662)
Endologix, Inc.*	(34,327)		(89,251)
Establishment Labs Holdings, Inc.*	(29,136)		(703,343)
Heska Corp.*	(22,800)		(2,177,400)
Natera, Inc.*	(38,729)		(1,413,221)
Nevro Corp.*	(12,572)		(1,405,298)
Quidel Corp.*	(20,767)		(1,425,032)
Shockwave Medical, Inc.*	(17,925)		(701,943)
Tactile Systems Technology, Inc.*	(30,432)		(1,954,039)
ZIOPHARM Oncology, Inc.*	(158,012)		(823,242)
			(15,922,703)
Real Estate Investment Trusts—(1.4%)
Agree Realty Corp.	(20,037)		(1,498,367)
Redfin Corp.*	(86,043)		(1,658,909)
			(3,157,276)
Technology—(17.0%)
8x8, Inc.*	(81,594)		(1,674,309)
ANTs Software, Inc.*‡	(10,334)		(1)
Appian Corp.*	(11,537)		(497,014)
Benefitfocus, Inc.*	(20,417)		(489,600)
Blackbaud, Inc.	(9,445)		(782,802)
Box, Inc., Class A*	(74,508)		(1,359,026)
Calix, Inc.*	(157,842)		(1,223,275)
Capstone Turbine Corp.*	(2,639)		(10,554)
Cardlytics, Inc.*	(22,002)		(1,233,212)
Consygen, Inc.*‡	(200)		0
Coupa Software, Inc.*	(4,670)		(716,798)
Cree, Inc.*	(31,396)		(1,388,017)
Crowdstrike Holdings, Inc., Class A*	(8,828)		(512,024)
DocuSign, Inc.*	(11,008)		(783,880)
Ener1, Inc.*‡	(102,820)		(10)
FireEye, Inc.*	(123,827)		(2,075,341)
Impinj, Inc.*	(20,370)		(642,877)
Inovalon Holdings, Inc., Class A*	(73,210)		(1,317,780)
Inseego Corp.*	(344,223)		(2,185,816)
Instructure, Inc.*	(17,782)		(946,714)
Interliant, Inc.*‡	(600)		0
LivePerson, Inc.*	(30,696)		(1,218,324)
MongoDB, Inc.*	(5,001)		(743,649)
Nestor, Inc.*‡	(15,200)		(2)
NetScout Systems, Inc.*	(60,118)		(1,514,974)
New Relic, Inc.*	(25,253)		(1,717,709)
nLight, Inc.*	(58,805)		(1,171,984)
Okta, Inc.*	(5,057)		(656,297)
Plug Power, Inc.*	(470,454)		(1,834,771)
Proofpoint, Inc.*	(12,032)		(1,428,078)
PROS Holdings, Inc.*	(19,347)		(1,205,125)
Shopify, Inc., Class A*	(3,252)		(1,095,111)
Sonos, Inc.*	(84,424)		(1,169,272)
Square, Inc., Class A*	(16,641)		(1,150,226)
SunPower Corp.*	(114,096)		(854,579)
Tiger Telematics, Inc.*‡	(6,510)		0
Tucows, Inc., Class A*	(23,127)		(1,312,457)
Uni-Pixel, Inc.*	(19,665)		(26)
Veeco Instruments, Inc.*	(74,306)		(1,017,249)
Vocera Communications, Inc.*	(43,286)		(939,306)
Worldgate Communications, Inc.*‡	(582,655)		(58)
Xybernaut Corp.*‡	(34,156)		0
Zendesk, Inc.*	(10,353)		(817,887)
Zscaler, Inc.*	(8,701)		(453,583)
			(38,139,717)
Transportation—(0.6%)
Saia, Inc.*	(13,554)		(1,286,275)
Utilities—(1.7%)
Cadiz, Inc.*	(40,557)		(464,783)
California Water Service Group	(28,358)		(1,457,601)
MGE Energy, Inc.	(14,634)		(1,134,428)
PNM Resources, Inc.	(17,662)		(855,724)
			(3,912,536)
TOTAL COMMON STOCKS
(Proceeds $(123,401,310))			(128,565,636)
TOTAL SECURITIES SOLD SHORT—(57.4%)
(Proceeds $(123,401,310))			(128,565,636)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ƗƗ —(0.2%)
Call Options Written—(0.2%)
Bank of America Corp.
Expiration:
09/18/2020,
Exercise Price:
35.00	(892)	(2,972,144)	(187,320)
Beyond Meat, Inc.
Expiration:
01/17/2020,
Exercise Price:
200.00	(40)	(331,840)	(320)
Energous Corp.
Expiration:
01/17/2020,
Exercise Price:
20.00	(623)	(130,830)	(1,558)
Medtronic PLC
Expiration:
01/15/2021,
Exercise Price:
115.00	(205)	(2,283,495)	(164,000)
Phillips 66
Expiration:
01/15/2021,
Exercise Price:
125.00	(143)	(1,640,496)	(94,380)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(729,000))			(447,578)
Put Options Written—(0.0%)
Berkshire Hathaway, Inc., Class B
Expiration:
01/17/2020,
Exercise Price:
185.00	(131)	(2,885,930)	(4,847)
Wells Fargo & Co.
Expiration:
06/19/2020,
Exercise Price:
45.00	(774)	(4,215,204)	(63,468)
TOTAL PUT OPTIONS WRITTEN
(Premiums received $(460,949))			(68,315)
TOTAL OPTIONS WRITTEN
(Premiums received $(1,189,949))			(515,893)
OTHER ASSETS IN EXCESS OF LIABILITIES—45.4%			101,846,512
NET ASSETS—100.0%			$224,105,311

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2019, the market value of securities on loan was $25,886,852.
(b)	Seven-day yield as of November 30, 2019.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. as of November 30, 2019, these securities amounted to $(81) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's investments carried at fair value:
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Basic Industries	$6,645,584	$6,645,584	$-	$-	$-
Capital Goods	13,572,415	13,572,415	-	-	-
Communications	9,680,587	9,680,587	-	-	-
Consumer Non-Durables	6,022,719	6,022,719	-	-	-
Consumer Services	32,112,510	32,112,510	-	-	-
Energy	18,752,465	18,752,465	-	-	-
Finance	34,656,198	34,656,198	-	-	-
Health Care	36,594,304	36,594,304	-	-	-
REITS	7,799,931	7,799,931	-	-	-
Technology	50,240,002	50,240,002	-	-	-
Transportation	4,015,284	4,015,284	-	-	-
Utilities	4,516,154	4,516,154	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	26,667,467	-	-	-	26,667,467
Purchased Option
Equity Contracts	64,708	64,708	-	-	-
Total Assets	$251,340,328	$224,672,861	$-	$-	$26,667,467

Securities Sold Short	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Basic Industries	$(7,046,206)	$(7,046,206)	$-	$-	$-
Capital Goods	(10,055,085)	(10,055,078)	-	(7)	-
Communications	(5,439,774)	(5,439,774)	-	- **	-
Consumer Durables	(8,244,946)	(8,244,946)	-	- **	-
Consumer Non-Durables	(9,087,110)	(9,087,107)	-	(3)	-
Consumer Services	(18,234,608)	(18,234,378)	(230)	-	-
Energy	(13)	-	(13)	-	-
Finance	(8,039,387)	(8,039,387)	-	-	-
Health Care	(15,922,703)	(15,919,852)	(2,851)	- **	-
REITS	(3,157,276)	(3,157,276)	-	-	-
Technology	(38,139,717)	(38,139,646)	-	(71)	-
Transportation	(1,286,275)	(1,286,275)	-	-	-
Utilities	(3,912,536)	(3,912,536)	-	-	-
Options Written
Equity Contracts	(515,893)	(419,635)	(96,258)	-	-
Total Liabilities	$(129,081,529)	$(128,982,096)	$(99,352)	$(81)	$-

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of
Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total
Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the
Securities and Exchange Commission.